Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Fund

January 31, 2021

ZNL-QTLY-0321
1.9881585.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.4%
Commonwealth Bank of Australia	5,752	$367,107
CSL Ltd.	4,353	903,953
Evolution Mining Ltd.	27,303	98,698
Imdex Ltd.	16,204	19,567
Kogan.Com Ltd.	3,605	49,565
Macquarie Group Ltd.	3,401	341,537

TOTAL AUSTRALIA		1,780,427

Austria - 0.2%
Erste Group Bank AG	9,504	291,223
Bailiwick of Jersey - 1.1%
Experian PLC	17,230	602,234
Ferguson PLC	2,777	322,434
Glencore Xstrata PLC	109,712	366,233
Integrated Diagnostics Holdings PLC (a)	38,160	41,060

TOTAL BAILIWICK OF JERSEY		1,331,961

Belgium - 1.0%
Anheuser-Busch InBev SA NV	6,146	385,801
Barco NV	1,532	29,681
KBC Ancora (b)	1,226	47,997
KBC Groep NV	7,835	548,811
UCB SA	2,494	258,834

TOTAL BELGIUM		1,271,124

Bermuda - 0.7%
Credicorp Ltd. (United States)	3,814	573,359
Shangri-La Asia Ltd. (b)	348,533	296,691

TOTAL BERMUDA		870,050

Brazil - 1.2%
B3 SA - Brasil Bolsa Balcao	58,728	641,871
Suzano Papel e Celulose SA (b)	77,703	881,213

TOTAL BRAZIL		1,523,084

Canada - 6.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,816	604,359
Barrick Gold Corp.	41,894	937,169
CAE, Inc.	20,211	456,615
Canadian National Railway Co.	7,488	758,433
Canadian Pacific Railway Ltd.	4,330	1,454,812
Constellation Software, Inc.	654	796,706
Franco-Nevada Corp.	5,989	713,435
McCoy Global, Inc. (b)	50	20
New Look Vision Group, Inc.	1,654	43,654
Nutrien Ltd.	10,603	522,211
Richelieu Hardware Ltd.	2,013	58,985
Summit Industrial Income REIT	3,408	35,286
Suncor Energy, Inc.	17,817	298,030
The Toronto-Dominion Bank	21,190	1,200,725
Topicus.Com, Inc. (b)(c)	1,612	6,066

TOTAL CANADA		7,886,506

Cayman Islands - 7.5%
Airtac International Group	5,955	212,595
Alibaba Group Holding Ltd. (b)	1,301	41,287
Alibaba Group Holding Ltd. sponsored ADR (b)	7,842	1,990,535
JD.com, Inc. sponsored ADR (b)	15,173	1,345,693
Kuaishou Technology (b)	2,400	35,598
Li Ning Co. Ltd.	59,387	371,875
Pinduoduo, Inc. ADR (b)	3,307	548,003
Sunny Optical Technology Group Co. Ltd.	20,566	541,654
Tencent Holdings Ltd.	43,771	3,900,138
Xinyi Solar Holdings Ltd.	257,013	563,534

TOTAL CAYMAN ISLANDS		9,550,912

China - 3.8%
China Life Insurance Co. Ltd. (H Shares)	319,875	679,340
China Merchants Bank Co. Ltd. (H Shares)	168,719	1,295,872
Haier Smart Home Co. Ltd. (A Shares)	251,638	1,246,886
Industrial & Commercial Bank of China Ltd. (H Shares)	1,783,470	1,137,623
Shenzhen Inovance Technology Co. Ltd. (A Shares)	26,128	386,773
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,329	33,338

TOTAL CHINA		4,779,832

Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	145	297,854
Netcompany Group A/S (a)(b)	769	71,961
ORSTED A/S (a)	1,505	286,580
SimCorp A/S	556	72,306
Spar Nord Bank A/S	3,448	31,562

TOTAL DENMARK		760,263

Finland - 0.6%
Admicom OYJ	300	40,047
Kone OYJ (B Shares)	4,409	347,357
Musti Group OYJ	1,272	39,795
Sampo Oyj (A Shares)	5,999	252,473
Tikkurila Oyj	2,150	85,710

TOTAL FINLAND		765,382

France - 5.7%
ALTEN (b)	686	72,510
Atos Origin SA (b)	2,084	160,543
AXA SA	26,910	596,174
BNP Paribas SA (b)	14,554	697,947
Capgemini SA	2,102	304,830
Edenred SA	6,119	332,449
Laurent-Perrier Group SA	330	29,715
Lectra	1,145	32,723
Legrand SA	4,552	419,278
LVMH Moet Hennessy Louis Vuitton SE	1,844	1,114,874
Natixis SA (b)	25,023	94,835
Sanofi SA	10,656	1,002,179
SR Teleperformance SA	1,057	346,592
Total SA	22,435	945,600
Vetoquinol SA	764	79,921
VINCI SA	3,791	351,533
Vivendi SA	13,399	411,712
Worldline SA (a)(b)	2,131	181,180

TOTAL FRANCE		7,174,595

Germany - 6.1%
Bayer AG	7,100	429,713
CompuGroup Medical AG	859	85,063
CTS Eventim AG	1,714	101,256
Deutsche Borse AG	2,458	395,533
Deutsche Post AG	10,072	497,507
Hannover Reuck SE	1,976	306,941
HeidelbergCement AG	4,759	352,408
Infineon Technologies AG	6,623	265,341
Linde PLC	5,530	1,355,608
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,374	364,831
Nexus AG	419	27,051
Rheinmetall AG	2,226	235,937
RWE AG	8,516	366,465
SAP SE	7,221	916,259
Siemens AG	6,876	1,067,579
Vonovia SE	13,776	921,823

TOTAL GERMANY		7,689,315

Greece - 0.5%
National Bank of Greece SA (b)	243,038	575,426
Hong Kong - 2.4%
AIA Group Ltd.	132,650	1,599,329
China Resources Beer Holdings Co. Ltd.	88,288	780,025
Hong Kong Exchanges and Clearing Ltd.	11,074	710,439

TOTAL HONG KONG		3,089,793

Hungary - 0.7%
Richter Gedeon PLC	31,516	891,752
India - 2.5%
Embassy Office Parks (REIT)	9,000	43,400
Housing Development Finance Corp. Ltd.	27,092	884,153
Indian Energy Exchange Ltd. (a)	7,009	23,689
Larsen & Toubro Ltd.	35,154	643,975
Reliance Industries Ltd. sponsored GDR (a)	2,832	143,582
Shree Cement Ltd.	1,261	394,142
Solar Industries India Ltd.	24,326	396,324
State Bank of India (b)	156,598	606,318

TOTAL INDIA		3,135,583

Indonesia - 0.7%
PT Bank Mandiri (Persero) Tbk	1,522,703	712,398
PT Bank Rakyat Indonesia Tbk	471,865	140,584

TOTAL INDONESIA		852,982

Ireland - 0.9%
CRH PLC	12,737	522,661
CRH PLC sponsored ADR	9,566	393,545
FBD Holdings PLC (b)	2,809	24,135
Ryanair Holdings PLC (b)	400	6,880
Ryanair Holdings PLC sponsored ADR (b)	2,163	205,636

TOTAL IRELAND		1,152,857

Israel - 0.2%
Ituran Location & Control Ltd.	4,000	76,560
Maytronics Ltd.	2,544	44,547
Strauss Group Ltd.	3,401	96,890
Tel Aviv Stock Exchange Ltd.	4,900	26,263

TOTAL ISRAEL		244,260

Italy - 1.3%
Assicurazioni Generali SpA	12,961	221,619
Enel SpA	80,382	797,228
Interpump Group SpA	8,303	373,219
Mediobanca SpA (b)	31,490	281,413

TOTAL ITALY		1,673,479

Japan - 14.2%
Ai Holdings Corp.	1,400	26,344
Aoki Super Co. Ltd.	1,272	34,549
Artnature, Inc.	2,588	15,862
Aucnet, Inc.	1,658	20,752
Azbil Corp.	15,446	787,452
Broadleaf Co. Ltd.	12,975	78,163
Central Automotive Products Ltd.	500	12,378
Century21 Real Estate Japan Ltd.	300	3,073
Curves Holdings Co. Ltd.	5,400	42,944
Daiichikosho Co. Ltd.	1,908	65,576
Daikokutenbussan Co. Ltd.	700	37,291
DENSO Corp.	6,486	359,580
Digital Hearts Holdings Co. Ltd.	1,908	23,043
FANUC Corp.	4,218	1,101,190
Fujitsu Ltd.	2,096	319,849
Funai Soken Holdings, Inc.	1,590	35,202
Goldcrest Co. Ltd.	3,766	64,789
Hoya Corp.	10,100	1,291,608
Ibiden Co. Ltd.	4,115	190,929
Idemitsu Kosan Co. Ltd.	7,942	186,068
Itochu Corp.	16,919	484,173
Iwatsuka Confectionary Co. Ltd.	100	4,210
Kao Corp.	2,783	201,847
Keyence Corp.	2,880	1,543,589
Kobayashi Pharmaceutical Co. Ltd.	700	78,725
Koshidaka Holdings Co. Ltd.	5,100	20,304
Kusuri No Aoki Holdings Co. Ltd.	636	52,097
Lasertec Corp.	4,744	636,338
Medikit Co. Ltd.	1,527	46,359
Minebea Mitsumi, Inc.	16,924	374,689
Miroku Jyoho Service Co., Ltd.	1,654	34,203
Misumi Group, Inc.	23,909	777,222
Mitsubishi Estate Co. Ltd.	9,931	156,628
Mitsubishi UFJ Financial Group, Inc.	90,814	410,096
Mitsuboshi Belting Ltd.	1,908	29,983
Mitsui Fudosan Co. Ltd.	7,421	150,092
Nabtesco Corp.	5,707	255,261
Nagaileben Co. Ltd.	3,243	94,121
Nihon Parkerizing Co. Ltd.	8,396	81,519
NS Tool Co. Ltd.	1,527	38,778
OBIC Co. Ltd.	2,245	421,373
Oracle Corp. Japan	1,615	190,417
ORIX Corp.	21,490	343,651
OSG Corp.	10,350	185,370
Paramount Bed Holdings Co. Ltd.	1,600	70,037
Poletowin Pitcrew Holdings, Inc.	1,923	21,296
ProNexus, Inc.	2,187	21,986
Recruit Holdings Co. Ltd.	21,465	933,672
San-Ai Oil Co. Ltd.	3,967	40,751
Shin-Etsu Chemical Co. Ltd.	3,388	587,874
Shinsei Bank Ltd.	15,987	196,279
SHO-BOND Holdings Co. Ltd.	8,882	386,248
Shoei Co. Ltd.	4,452	181,064
SK Kaken Co. Ltd.	153	56,237
SoftBank Group Corp.	6,966	539,677
Software Service, Inc.	509	53,697
Sony Corp.	5,051	483,445
Sumitomo Mitsui Financial Group, Inc.	14,060	436,821
Suzuki Motor Corp.	7,636	343,217
Takeda Pharmaceutical Co. Ltd.	4,541	159,705
The Monogatari Corp.	269	29,688
TKC Corp.	600	39,467
Tocalo Co. Ltd.	2,858	38,909
Tokio Marine Holdings, Inc.	8,676	425,165
Tokyo Electron Ltd.	728	276,688
Toyota Motor Corp.	13,785	966,823
USS Co. Ltd.	18,707	367,907
Welcia Holdings Co. Ltd.	1,142	38,814
Workman Co. Ltd.	300	24,774

TOTAL JAPAN		18,027,928

Kenya - 0.2%
Safaricom Ltd.	583,804	190,008
Korea (South) - 4.1%
BGF Retail Co. Ltd.	733	111,419
Hyundai Motor Co.	2,999	614,071
Leeno Industrial, Inc.	346	47,458
Samsung Electronics Co. Ltd.	52,566	3,854,122
Shinhan Financial Group Co. Ltd.	19,291	529,146

TOTAL KOREA (SOUTH)		5,156,216

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	12,683	277,693
InPost SA	5,900	141,767

TOTAL LUXEMBOURG		419,460

Mexico - 1.2%
CEMEX S.A.B. de CV sponsored ADR (b)	70,740	405,340
Grupo Financiero Banorte S.A.B. de CV Series O (b)	76,045	376,794
Wal-Mart de Mexico SA de CV Series V	239,170	680,793

TOTAL MEXICO		1,462,927

Netherlands - 3.1%
Aalberts Industries NV	3,842	173,397
AerCap Holdings NV (b)	3,034	116,020
Airbus Group NV	3,104	312,131
ASML Holding NV (Netherlands)	4,025	2,148,762
Koninklijke Philips Electronics NV	5,090	277,452
NN Group NV	7,462	310,604
Yandex NV Series A (b)	9,222	577,666

TOTAL NETHERLANDS		3,916,032

New Zealand - 0.1%
Auckland International Airport Ltd.	21,241	113,715
Norway - 0.4%
Adevinta ASA Class B (b)	10,164	151,649
Kongsberg Gruppen ASA	2,174	42,183
Medistim ASA	1,018	30,306
PatientSky Group A/S	12,720	19,602
Sbanken ASA (a)	4,252	33,656
Schibsted ASA (B Shares)	6,307	204,108
Volue A/S	5,152	28,871

TOTAL NORWAY		510,375

Philippines - 0.0%
Jollibee Food Corp.	3,826	14,146
Portugal - 0.1%
Galp Energia SGPS SA Class B	12,496	125,424
Russia - 0.8%
Lukoil PJSC sponsored ADR	8,643	615,036
Sberbank of Russia sponsored ADR	30,983	426,326

TOTAL RUSSIA		1,041,362

Singapore - 0.3%
United Overseas Bank Ltd.	17,791	313,124
South Africa - 0.7%
Clicks Group Ltd.	15,928	261,702
Impala Platinum Holdings Ltd.	46,574	628,961

TOTAL SOUTH AFRICA		890,663

Spain - 1.4%
Amadeus IT Holding SA Class A	9,868	630,006
Banco Santander SA (Spain)	186,976	545,765
Cellnex Telecom SA (a)	8,180	479,566
Fluidra SA	3,659	87,920
Unicaja Banco SA (a)	79,552	55,125

TOTAL SPAIN		1,798,382

Sweden - 2.9%
Addlife AB	8,200	143,465
AddTech AB (B Shares)	13,421	178,276
ASSA ABLOY AB (B Shares)	31,126	769,801
Atlas Copco AB (A Shares)	13,800	748,696
BHG Group AB (b)	1,908	35,802
Epiroc AB Class A	21,092	405,242
Ericsson (B Shares)	38,203	481,031
Investor AB (B Shares)	7,237	532,103
INVISIO AB	1,504	35,673
John Mattson Fastighetsforetag (b)	1,527	25,583
Lagercrantz Group AB (B Shares)	19,340	166,638
Volvo AB (B Shares)	7,873	194,839

TOTAL SWEDEN		3,717,149

Switzerland - 5.6%
Nestle SA (Reg. S)	17,669	1,980,635
Novartis AG	7,607	688,777
Roche Holding AG (participation certificate)	5,425	1,872,233
Schindler Holding AG:
(participation certificate)	1,493	394,725
(Reg.)	139	36,640
Siemens Energy AG (b)	6,426	238,471
Swiss Life Holding AG	404	184,550
Tecan Group AG	374	181,384
Temenos Group AG	1,604	203,212
UBS Group AG	40,825	587,472
Zurich Insurance Group Ltd.	1,774	709,401

TOTAL SWITZERLAND		7,077,500

Taiwan - 5.2%
Addcn Technology Co. Ltd.	4,798	36,399
ASE Technology Holding Co. Ltd.	196,533	646,970
ECLAT Textile Co. Ltd.	27,241	394,353
HIWIN Technologies Corp.	58,729	830,270
MediaTek, Inc.	16,321	509,831
Sporton International, Inc.	39,246	362,883
Taiwan Semiconductor Manufacturing Co. Ltd.	118,929	2,512,611
Unified-President Enterprises Corp.	347,186	842,835
Yageo Corp.	24,516	502,381

TOTAL TAIWAN		6,638,533

United Kingdom - 5.3%
Alliance Pharma PLC	45,433	53,909
Anglo American PLC (United Kingdom)	19,388	641,266
AstraZeneca PLC (United Kingdom)	2,672	272,574
Avon Rubber PLC	3,432	145,773
Beazley PLC	17,110	73,002
BHP Group PLC	50,479	1,383,394
Bodycote PLC	3,926	37,843
BP PLC	185,631	689,797
Clarkson PLC	1,479	50,661
Compass Group PLC	18,400	328,675
Dechra Pharmaceuticals PLC	6,291	310,823
DP Poland PLC (b)	82,215	11,659
Helios Towers PLC (b)	10,000	21,868
Howden Joinery Group PLC (b)	5,911	54,425
Imperial Brands PLC	10,199	205,420
InterContinental Hotel Group PLC ADR	3,217	198,071
Lloyds Banking Group PLC	691,005	310,076
London Stock Exchange Group PLC	3,779	448,624
Rightmove PLC (b)	30,150	247,530
Royal Dutch Shell PLC Class B sponsored ADR	6,272	218,830
Spectris PLC	11,214	466,477
Spirax-Sarco Engineering PLC	1,677	254,590
Standard Chartered PLC (United Kingdom)	43,753	266,170
Ultra Electronics Holdings PLC	1,879	51,413

TOTAL UNITED KINGDOM		6,742,870

United States of America - 5.1%
Alphabet, Inc. Class A (b)	172	314,306
Autoliv, Inc.	2,233	198,089
Black Knight, Inc. (b)	3,118	254,709
Lam Research Corp.	1,005	486,370
Marsh & McLennan Companies, Inc.	4,595	505,036
MasterCard, Inc. Class A	2,135	675,279
Moody's Corp.	1,837	489,120
Morningstar, Inc.	299	68,737
MSCI, Inc.	1,472	581,882
NICE Systems Ltd. sponsored ADR (b)	1,933	505,054
PriceSmart, Inc.	1,691	158,751
ResMed, Inc.	3,110	626,883
S&P Global, Inc.	1,542	488,814
Sherwin-Williams Co.	704	487,027
Visa, Inc. Class A	3,419	660,722

TOTAL UNITED STATES OF AMERICA		6,500,779

TOTAL COMMON STOCKS
(Cost $95,433,982)		121,947,399

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)	687	75,277
Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.9%
Itau Unibanco Holding SA	104,320	540,342
Petroleo Brasileiro SA - Petrobras sponsored ADR	59,567	598,648
		1,138,990
Germany - 0.6%
Porsche Automobil Holding SE (Germany)	9,911	688,367
Sartorius AG (non-vtg.)	280	139,519
		827,886

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,966,876

TOTAL PREFERRED STOCKS
(Cost $1,871,909)		2,042,153

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (e)
(Cost $2,379,151)	2,378,682	2,379,158
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $99,685,042)		126,368,710
NET OTHER ASSETS (LIABILITIES) - 0.2%		194,476
NET ASSETS - 100%		$126,563,186

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,316,399 or 1.0% of net assets.

 (b) Non-income producing

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,277 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$75,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$590
Total	$590

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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